Fees and Commissions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fee and commission income (expense) [text block] [Abstract]
Schedule of fees and commission
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Fee and commission income
Fees and commissions for lines of credits and overdrafts	7,428	10,315	6,624
Fees and commissions for guarantees and letters of credit	36,277	35,039	33,654
Fees and commissions for card services	196,308	225,702	218,903
Fees and commissions for management of accounts	34,825	35,949	33,865
Fees and commissions for collections and payments	23,242	33,355	40,077
Fees and commissions for intermediation and management of securities	11,272	10,154	10,147
Insurance brokerage fees	39,764	49,664	39,949
Office banking	15,119	13,655	15,921
Fees for other services rendered	44,072	47,331	45,633
Other fees earned	42,855	37,494	39,690
Total	451,162	498,658	484,463
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Fee and commission expense
Compensation for card operation	(123,011)	(171,513)	(163,794)
Fees and commissions for securities transactions	(896)	(1,001)	(936)
Office banking	(2,078)	(1,860)	(4,096)
Interbank services	(24,957)	(19,839)	(14,413)
Other fees	(32,942)	(17,359)	(10,339)
Total	(183,884)	(211,572)	(193,578)

Net fees and commissions income	267,278	287,086	290,885

Schedule of income and expences
	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2020	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	6,334	690	398	6	7,428	7,428	-	-
Commissions for guarantees and letters of credit	11,304	17,505	7,112	356	36,277	36,277	-	-
Commissions for card services	187,098	6,620	2,568	22	196,308	47,073	149,235	-
Commissions for account management	31,508	2,495	819	3	34,825	34,825	-	-
Commissions for collections, collections and payments	21,281	1,514	367	80	23,242	-	11,303	11,939
Commissions for intermediation and management of values	3,353	299	8,149	(529)	11,272	-	11,272	-
Remuneration for insurance commercialization	39,764	-	-	-	39,764	-	-	39,764
Office banking	10,393	4,077	649	-	15,119	-	15,119	-
Other remuneration for services rendered	39,318	3,606	1,028	120	44,072	-	44,072	-
Other commissions earned	18,948	11,716	12,850	(659)	42,855	-	42,855	-
Total	369,301	48,522	33,940	(601)	451,162	125,603	273,856	51,703

Commission expenses
Remuneration for card operation	(118,255)	(3,020)	(1,070)	(666)	(123,011)	-	(68,550)	(54,461)
Commissions per transaction with securities	-	-	(69)	(827)	(896)	-	(896)	-
Office banking	(1,326)	(434)	(314)	(4)	(2,078)	-	(2,078)	-
Interbank services	(16.073)	(5,183)	(3,663)	(38)	(24,957)		(24,957)
Other commissions	(20,216)	(1,550)	(5,644)	(5,532)	(32,942)	-	(32,942)	-
Total	(155,870)	(10,187)	(10,760)	(7,067)	(183,884)	-	(129,423)	(54,461)
Total Net commission income and expenses	213,431	38,335	23,180	(7,668)	267,278	125,603	144,433	(2,758)
	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2019	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	6,123	935	3,240	17	10,315	10,315	-	-
Commissions for guarantees and letters of credit	11,553	17,531	5,842	113	35,039	35,039	-	-
Commissions for card services	218,635	6,042	950	75	225,702	41,347	184,355	-
Commissions for account management	32,608	2,515	823	3	35,949	35,949	-	-
Commissions for collections, collections and payments	36,129	2,185	464	(5,423)	33,355	-	12,854	20,501
Commissions for intermediation and management of values	3,219	245	8,301	(1,611)	10,154	-	10,154	-
Remuneration for insurance commercialization	49,664	-	-	-	49,664	-	-	49,664
Office banking	9,280	3,782	606	(13)	13,655	-	13,655	-
Other remuneration for services rendered	42,499	3,748	839	245	47,331	-	47,331	-
Other commissions earned	12,462	10,727	14,293	12	37,494	-	37,494	-
Total	422,172	47,710	35,358	(6,582)	498,658	122,650	305,843	70,165

Commission expenses
Remuneration for card operation	(168,024)	(3,475)	(321)	307	(171,513)	-	(171,513)	-
Commissions per transaction with securities	-	-	(33)	(968)	(1,001)	-	(1,001)	-
Office banking	(1,186)	(389)	(282)	(3)	(1,860)	-	(1,860)	-
Interbank services	(12,776)	(4,121)	(2,912)	(30)	(19,839)		(19,839)
Other commissions	(9,559)	(1,013)	(2,707)	(4,080)	(8,359)	-	(8,359)	-
Total	(191,545)	(8,998)	(6,255)	(4,774)	(211,572)	-	(211,572)	-
Total Net commission income and expenses	230,627	38,712	29,103	(11,356)	287,086	122,650	94,271	70,165